RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES RELATIONSHIP WITH THE COMPANY

Name of Related Parties	Relationship with the Company
Zhida Hong	President, CEO, and a director of the Company
Hongye Financial Consulting (Shenzhen) Co., Ltd.	A company controlled by CEO, Mr. Zhida Hong
Zhongpeng Chen	A legal representative of HPF, became not a related party when HPF was disposed of in November, 2020
Bihua Yang	A legal representative of XKJ
Dewu Huang	A legal representative of YBY
Jinlong Huang	Management of HSW

SCHEDULE OF RELATED PARTIES	The Company had the following related party balances at the end of the years:
Amount due from related party	2022	2021
Hongye Financial Consulting (Shenzhen) Co., Ltd.	110,242	84,838
	$110,242	$84,838

SCHEDULE OF RELATED PARTIES TRANSACTIONS

Being lease of the quarter ended March 31, 2022 paid on behalf of Hongye Financial Consulting (Shenzhen) Co., Ltd. for the shared office in Shenzhen.

Related party debt	2022	2021
Zhida Hong (1)	$3,297,951	$3,727,371
Bihua Yang (2)	31,738	370,523
Dewu Huang (3)	212,290	712,064
Jinlong Huang	153,010	104,006
	$3,694,989	$4,913,964

(1)	The decrease was due to net repayment of debt due to Zhida Hong. During year ended March 31, 2022, the Company received financial support of approximately $0.5 million from Zhida Hong and repaid approximately $0.9 million of debts due to him.

(2)	Being financial support from Bihua Yang for XKJ’s daily operation.

(3)	The decrease of related party debt was mainly due to the repayment of the debt.